Lease - Summary of maturity analysis of operating lease payments (Detail) ₩ in Millions	Dec. 31, 2021 KRW (₩)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	₩ 339,684
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	170,575
1 year ~ 2 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	113,524
2 year ~ 3 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	51,433
3 year ~ 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	1,409
4 year ~ 5 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	808
More than 5 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	₩ 1,935